Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Jun. 30, 2021	$ 20,000	$ 17,514,152	$ 733,182	$ 400,056	$ 11,837,448	$ 30,504,838
Balance (in Shares) at Jun. 30, 2021	10,000,000
Appropriations to statutory reserves			295,962		(295,962)
Waiver of amounts due to shareholders		6,614,563				6,614,563
Recapitalization		6,973,182			(6,973,182)
Foreign currency translation adjustment				(1,108,733)		(1,108,733)
Net income (loss)					4,077,371	4,077,371
Balance at Jun. 30, 2022	$ 20,000	31,101,897	1,029,144	(708,677)	8,645,675	$ 40,088,039
Balance (in Shares) at Jun. 30, 2022	10,000,000					10,000,000
Appropriations to statutory reserves			19,975		(19,975)
Issuance of shares	$ 2,500	3,259,252				3,261,752
Issuance of shares (in Shares)	1,250,000
Foreign currency translation adjustment				(3,076,878)		(3,076,878)
Net income (loss)					(354,111)	(354,111)
Balance at Jun. 30, 2023	$ 22,500	34,361,149	1,049,119	(3,785,555)	8,271,589	$ 39,918,802
Balance (in Shares) at Jun. 30, 2023	11,250,000					11,250,000
Appropriations to statutory reserves			0
Foreign currency translation adjustment				(102,715)		$ (102,715)
Net income (loss)					(8,770,044)	(8,770,044)
Balance at Jun. 30, 2024	$ 22,500	$ 34,361,149	$ 1,049,119	$ (3,888,270)	$ (498,455)	$ 31,046,043
Balance (in Shares) at Jun. 30, 2024	11,250,000					11,250,000